Land, Building and Equipment, Net - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Property, Plant and Equipment [Line Items]
Depreciation of property and equipment	$ 62.4	$ 51.7	$ 39.8
Software Development [Member]
Property, Plant and Equipment [Line Items]
Depreciation of property and equipment	$ (13.6)	$ (7.9)	$ (5.3)